Loans and warrants issued	12 Months Ended
Dec. 31, 2025
Loans and Warrants Issued [Abstract]
Loans and warrants issued

Note 6 — Loans and warrants issued

A. In May 2022, the Company signed a warrant agreement with Bank Hapoalim (the “Bank”) in the amount of $180 thousand.

The warrant can be exercised gross for cash or by a cashless exercise, until the earlier of (1) May 2032, or (2) following the sale of all or substantially all the assets or shares of the Company, merger or any transaction or a series of transactions in which shareholders of the Company prior to the transaction will hold less than fifty (50%) of the voting and economic rights of the surviving entity after the transaction. If no such transaction shall occur by the end of the warrant’s term, it shall be automatically converted to shares by way of cashless exercise.

The warrant can be exercised by the Bank into the class of shares that shall be issued to investors pursuant to the terms of the SAFE agreement signed (see Note 5). If a Liquidity Event occurs, the warrant shall be exercisable into ordinary shares of the Company. The exercise price shall be the same as defined in the SAFE agreement, and number of shares received shall be determined by dividing the warrant amount ($180 thousand) by the exercise price.

For details regarding the accounting treatment and fair value of the warrant - see Note 2.I and Note 17.

The warrant was measured at fair value on each balance sheet date. Changes to the fair value of the warrant are recognized in profit and loss under finance expense (income).

B. In parallel, the Company signed a loan agreement with the Bank, according to which the Company will be able to borrow an aggregated amount of up to $3,000 thousand until July 2023. The annual interest for any borrowed amount shall be 5.4% linked to the Secured Overnight Financing Rate (“SOFR”) term if the principal amount is denominated in USD, or Prime + 3.9% if the principal is denominated in NIS.

On May 30, 2022, the Company borrowed NIS 6,710 thousand (approximately $2,009 thousands) and $1,000 thousand according to the terms set forth in the loan agreement. The loans shall be repaid in monthly installments beginning on October 30 2023, and ending on February 28, 2026.

As of December 31, 2025, the required annual principal payments of this loan is $214 thousands in 2026.

On July 9, 2024, the Company borrowed an additional amount of NIS 1,500 (approximately $426 thousands) thousand, which was fully repaid on August 9, 2024.

On March 26, 2025, the Company received a bridge loan from the Bank in the amount of $371 thousand. The loan bears interest of 11% per year and was fully repaid on April 3, 2025.

On June 24, 2025, the Company received a bridge loan from the Bank in the amount of $242 thousand. The loan bears interest of 11% per year and was fully repaid on July 15, 2025.

On December 2, 2025, the Company received a bridge loan from the Bank in the amount of $540 thousand. The loan bears interest of 10.75% per year and was repaid in two installments during December 2025.

C. On July 2, 2025, the Company received a loan in the amount of $500 thousand. The loan bears interest of $50 thousand and will be repaid at the earlier of (i) closing of the Merger Agreement; (ii) closing of an equity financing of at least $3,000,000; (iii) December 31, 2025. In addition, the Company will issue to the lender, as fees, a total of 6,341 ordinary shares. If the loan remains unpaid in whole or in part after October 2, 2025, the Company shall issue additional 634 ordinary shares to the lender. If the loan remains unpaid in whole or in part after November 2, 2025, the Company shall issue additional 634 ordinary shares to the lender. On December 24, 2025, the loan was extended until the earlier of (i) closing of the Merger Agreement; (ii) closing of an equity financing of at least $3,000,000; (iii) March 31, 2026, with no additional consideration.

On November 13, 2025, the Company received a loan in the amount of $200 thousand. The loan bears interest of $20 thousand and will be repaid at the earlier of (i) closing of the Merger Agreement; (ii) closing of an equity financing of at least $3,000,000; (iii) March 31, 2026. In addition, the Company will issue to the lender, as fees, a total of 2,537 ordinary shares. If the loan remains unpaid in whole or in part after February 13, 2026, the Company shall issue additional 254 ordinary shares to the lender. If the loan remains unpaid in whole or in part after March 13, 2026, the Company shall issue additional 254 ordinary shares to the lender.

D. On July 16, 2025, the Company received a $1,000 thousand senior unsecured promissory note from Alpha Capital Anstalt, bearing annual interest of 9%. The principal amount and all accrued but unpaid interest shall be due and payable on demand of the lender, but if not so demanded earlier, it will automatically convert into the same type of preferred stock that will be issued upon the closing of the PIPE financing and business combination with Trailblazer Merger Corporation I, while the accrued interest will be repaid in cash in accordance with the terms of the note.

On August 7, 2025, the Company received a $500 thousand senior unsecured promissory note from Alpha Capital Anstalt, bearing annual interest of 9%. The principal amount and all accrued but unpaid interest shall be due and payable on demand of the lender, but if not so demanded earlier, it will automatically convert into the same type of preferred stock that will be issued upon the closing of the PIPE financing and business combination with Trailblazer Merger Corporation I, while the accrued interest will be repaid in cash in accordance with the terms of the note.

On August 25, 2025, the Company received a $1,000 thousand senior unsecured promissory note from Alpha Capital Anstalt, bearing annual interest of 9%. The principal amount and all accrued but unpaid interest shall be due and payable on demand of the lender, but if not so demanded earlier, it will automatically convert into the same type of preferred stock that will be issued upon the closing of the PIPE financing and business combination with Trailblazer Merger Corporation I, while the accrued interest will be repaid in cash in accordance with the terms of the note.

E. On October 1, 2025 and October 6, 2025, the Company received a $225 thousand and $775 thousand, respectively, promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of the Company or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or March 30, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note.

On November 7, 2025, the Company received $500 thousand, respectively, promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of the Company or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or March 30, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note.

On November 20, 2025, the Company received $300 thousand, respectively, promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of the Company or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or March 30, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note.

On December 29, 2025, the Company received $400 thousand promissory note from Alpha Capital Anstalt, bearing annual interest of 10%. The principal will be repaid with 50% of all gross revenues of the Company or proceeds from any financing, net of any reseller or broker fee, and the remaining unpaid principal will be repaid upon the earlier of the closing of the business combination with Trailblazer Merger Corporation I or January 12, 2026. The accrued interest will be repaid in cash in accordance with the terms of the note. As of the date of these financial statements, this note was due but was not yet repaid.

Since the Company has no long-term debt, we are not presenting a breakdown of the required annual principal payments of long-term debt.